Schedule of Cash Collateral Liability By Loaned Security Type (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Financial Instruments Owned and Pledged as Collateral [Line Items]
Remaining Contractual Maturity of the Agreements Open	[1]	$ 2,561,219	$ 2,480,910
U.S. Government
Financial Instruments Owned and Pledged as Collateral [Line Items]
Remaining Contractual Maturity of the Agreements Open	[1]		2,038
Foreign government
Financial Instruments Owned and Pledged as Collateral [Line Items]
Remaining Contractual Maturity of the Agreements Open	[1]	9,429	13,984
Corporate securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Remaining Contractual Maturity of the Agreements Open	[1]	$ 2,551,790	$ 2,464,888

[1]	There is no contractual maturity on the loan agreements. The related loaned security could be returned to the Company on the next business day with notice from the counterparty and the Company would be required to return the cash collateral immediately.